Intangible Assets - Changes in Carrying Value of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 9,369	$ 9,434	$ 9,344
Goodwill acquired	285	105	62
Disposal		(155)
Foreign exchange translation and other	1	(15)	28
Goodwill, Ending Balance	9,655	9,369	9,434
Corporate and Commercial Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,647	1,647	1,647
Goodwill, Ending Balance	1,647	1,647	1,647
Consumer and Business Banking [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,475	3,681	3,681
Disposal		(155)
Foreign exchange translation and other		(51)
Goodwill, Ending Balance	3,475	3,475	3,681
Wealth Management and Investment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,618	1,569	1,566
Foreign exchange translation and other	(1)	49	3
Goodwill, Ending Balance	1,617	1,618	1,569
Payment Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2,629	2,537	2,450
Goodwill acquired	285	105	62
Foreign exchange translation and other	2	(13)	25
Goodwill, Ending Balance	$ 2,916	$ 2,629	$ 2,537